Other operating income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2019
Other operating income/(expenses) (Tables) [Abstract]
Other operating income/(expenses)

15.  Other operating income/(expenses)

	R$ thousand
	Years ended December 31
	2019	2018	2017
Tax expenses	(6,858,230)	(6,096,899)	(5,960,618)
Legal provision	(4,435,942)	(1,836,429)	(1,238,057)
Assets/liabilities monetary variation	112,799	(147,642)	31,710
Income from sales of non-current assets, investments, and property and equipment, net	(344,627)	(614,895)	(412,957)
Card marketing expenses	(3,207,559)	(3,381,586)	(3,345,927)
Other (1)	(11,481,277)	(2,133,143)	792,492
Total	(26,214,836)	(14,210,594)	(10,133,357)

(1) On December 31, 2019, it includes: (i) impairment losses: in the acquisition of the right to provide financial services, in the amount of R$519,749 thousand; software/hardware, in the amount of R$222,024 thousand; and investment goodwill, in the amount of R$982,536 thousand; (ii) expenses with provision for financial guarantees, in the amount of R$1,252,791 thousand; (iii) expenses with provision for contingencies, related to FCVS, in the amount of R$342,155 thousand and other provisions, in the amount of R$696,469 thousand; and (iv) operating expenses related to insurance operations in 2019 - R$2,774,936 thousand (R$1,976,347 thousand in 2018 and R$1,354,719 thousand in 2017).